Consolidated Statements Of Cash Flows Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows [Abstract]
Cash Acquired from Acquisition	$ 0	$ 8,240